ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 28,662	$ 20,227	$ 14,714
Gross carrying amount [member]
Disclosure of detailed information about business combination [line items]
Goodwill	29,767	21,216	$ 15,539
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	1,756	1,264
Deferred income tax assets	0
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	1,500	966
Deferred income tax assets	0
Consideration transferred, acquisition-date fair value		1,473
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	16,264	8,657
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	1,650	586
Accounts receivable and other	2,137	1,485
Inventory	523	721
Equity accounted investments	683	72
Investment properties		988
Property, plant and equipment	7,973	17,235
Identifiable intangible assets recognised as of acquisition date	11,978	8,336
Goodwill	9,581	6,591
Deferred income tax assets	73	15
Total assets	49,172	36,029
Accounts payable and other	(4,351)	(5,401)
Non-recourse borrowings	(9,107)	(9,257)
Deferred income tax liabilities	(2,857)	(2,758)
Non-controlling interests	(1,980)	(183)
Total liabilities	(18,295)	(17,599)
Identifiable assets acquired (liabilities assumed)	30,877	18,430
Gain recognised in bargain purchase transaction	370
Consideration transferred, acquisition-date fair value	30,507	18,430
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	605	78
Accounts receivable and other	302	104
Inventory	5	2
Equity accounted investments	222	7
Investment properties	9,805	988
Property, plant and equipment	3,224	2,172
Identifiable intangible assets recognised as of acquisition date	82	67
Goodwill	456	113
Deferred income tax assets	0	0
Total assets	14,889	3,531
Accounts payable and other	(795)	(131)
Non-recourse borrowings	(3,707)	(1,452)
Deferred income tax liabilities	(878)	(113)
Non-controlling interests	(1,788)	(3)
Total liabilities	(7,168)	(1,699)
Identifiable assets acquired (liabilities assumed)	7,721	1,832
Gain recognised in bargain purchase transaction	370
Consideration transferred, acquisition-date fair value	7,351	1,832
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	85	3
Accounts receivable and other	379	100
Inventory	31	6
Equity accounted investments	0	45
Investment properties	0	0
Property, plant and equipment	3,087	2,366
Identifiable intangible assets recognised as of acquisition date	0	0
Goodwill	691	118
Deferred income tax assets	10	0
Total assets	4,295	2,638
Accounts payable and other	(1,201)	(188)
Non-recourse borrowings	(424)	(975)
Deferred income tax liabilities	(50)	0
Non-controlling interests	(32)	(2)
Total liabilities	(1,707)	(1,165)
Identifiable assets acquired (liabilities assumed)	2,588	1,473
Consideration transferred, acquisition-date fair value	2,588
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	953	288
Accounts receivable and other	1,446	826
Inventory	485	690
Equity accounted investments	461	20
Investment properties	0	0
Property, plant and equipment	1,502	2,518
Identifiable intangible assets recognised as of acquisition date	11,594	4,535
Goodwill	8,155	3,960
Deferred income tax assets	62	6
Total assets	29,216	12,843
Accounts payable and other	(2,300)	(1,811)
Non-recourse borrowings	(4,924)	(132)
Deferred income tax liabilities	(1,911)	(1,215)
Non-controlling interests	(96)	(22)
Total liabilities	(9,231)	(3,180)
Identifiable assets acquired (liabilities assumed)	19,985	9,663
Consideration transferred, acquisition-date fair value	19,985	$ 9,663
Total | Infrastructure and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	7
Accounts receivable and other	10
Inventory	2
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	160
Identifiable intangible assets recognised as of acquisition date	302
Goodwill	279
Deferred income tax assets	1
Total assets	772
Accounts payable and other	(55)
Non-recourse borrowings	(52)
Deferred income tax liabilities	(18)
Non-controlling interests	(64)
Total liabilities	(189)
Identifiable assets acquired (liabilities assumed)	583
Consideration transferred, acquisition-date fair value	$ 583